Employee Compensation - Share-Based Compensation	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Employee Compensation - Share-Based Compensation
Note 20: Employee Compensation – Share-Based Compensation
Stock Option Plan
We maintain a Stock Option Plan for designated officers and employees. Options are granted at an exercise price equal to the closing price of our common shares on the day before the grant date. Stock options granted vest in equal tranches of 50% on the third and fourth anniversaries of their grant date. Each tranche is treated as a separate award with a different vesting period. In general, options expire 10 years from their grant date.
We determine the fair value of stock options on their grant date and record this amount as compensation expense over the period that the stock options vest, with a corresponding increase to contributed surplus. When these stock options are exercised
, we issue shares and record the amount of proceeds, together with the amount recorded in contributed surplus, in share capital. The estimated grant date fair value of stock options granted to employees who are eligible to retire is expensed at the date of grant.
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2025		2024
	Number of stock options	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
Outstanding at beginning of year	6,554,492	$110.14	6,312,576	$105.26
Granted	716,633	141.00	1,113,853	118.50
Exercised	(1,520,631)	95.74	(811,652)	82.74
Forfeited/expired/cancelled	(51,360)	122.96	(60,285)	122.22
Outstanding at end of year	5,699,134	117.75	6,554,492	110.14
Exercisable at end of year	2,245,942	103.82	2,856,460	95.27
Available for grant	8,900,641		9,565,914
Employee compensation expense related to this plan for the years ended October 31, 2025 and 2024 was $16 million and $18 million, respectively.
Options outstanding and exercisable at October 31, 2025 by range of exercise price were as follows:

(Canadian $, except as noted)					2025
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$70.01 to $90.00	380,829	3.0	$89.25	380,829	$89.25
$90.01 to $100.00	698,899	4.1	97.08	698,899	97.08
$100.01 to $120.00	1,842,015	6.2	111.19	779,359	101.23
$120.01 to $140.00	2,060,758	6.7	127.80	386,855	135.58
$140.01 and over	716,633	9.1	141.00	–	–
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2025	2024
Unrecognized compensation cost for non-vested stock option awards	$10	$12
Cash proceeds from stock options exercised	146	67
Weighted-average share price for stock options exercised (in dollars)	152.59	120.40
The fair value of options granted was estimated using a binomial option pricing model. The weighted-average fair value of options granted during the years ended October 31, 2025 and 2024 was $18.46 and $15.33, respectively. To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used as inputs for each option pricing assumption:

	2025	2024
Expected dividend yield	3.6%	4.5%
Expected share price volatility	16.7%	17.4% – 17.6%
Risk-free rate of return	2.8%	3.3% – 3.4%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0
Changes to the input assumptions can result in different fair value estimates.
Expected dividend yield is based on market expectations of future dividends on our common shares. Expected share price volatility is determined based on the market consensus implied volatility for traded options on our common shares. The risk-free rate is based on the yields of a Canadian swap curve with maturities similar to the expected period remaining until exercise of the options. The weighted-average exercise
p
rice on the grant date for the years ended October 31, 2025 and 2024 was $141.00 and $118.50, respectively.

Other Share-Based Compensation
Share Purchase Plans
We offer various employee share purchase plans. The largest of these plans provides employees with the option of directing a portion of their gross salary toward the purchase of our common shares. We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $75,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately. The shares held in the employee share purchase plan are purchased on the open market and are considered outstanding for purposes of computing earnings per share. The dividends earned on our common shares held by the plan are used to purchase additional common shares on the open market.
We account for our contributions as employee compensation expense when they are contributed to the plan.
Employee compensation expense related to these plans for the years ended October 31, 2025 and 2024 was $48 million and $49 million, respectively. There were 17.4 million and 18.1 million common shares held in these plans for the years ended October 31, 2025 and 2024, respectively.
Compensation Trusts
Our compensation trusts include share ownership and deferred compensation arrangements. These compensation trusts are consolidated if we control the trust, meaning that we have power over the trust, exposure to variable returns as a result of our involvement and the ability to exercise power to affect the amount of our returns.
We sponsor various share ownership arrangements, certain of which are administered through trusts into which our matching contributions are paid and not required to be consolidated. Total assets held related to these share ownership arrangements amounted to $3,026 million as at October 31, 2025 ($2,299 million as at
October 31, 2024).
We sponsor various deferred compensation arrangements, administered through trusts into which our contributions are paid to fund deferred compensation to certain U.S. senior employees. Some of these trusts are required to be consolidated. Total consolidated trust assets are $297 million as at October 31, 2025 ($313 million as at October 31, 2024). Total assets held related to unconsolidated trusts amounted to $259 million as at October 31, 2025 ($221 million as at October 31, 2024).
Mid-Term
Incentive Plans
We offer
mid-term
incentive plans for executives and certain senior employees. Payment amounts are adjusted to reflect reinvested dividends and changes in the market value of our common shares and the bank’s performance relative to certain goals, when applicable. Depending on the plan, the recipient receives either a single cash payment at the end of the three-year period of the plan, or cash payments over the three years of the plan. As the awards are cash-settled, they are recorded as liabilities. Amounts payable under such awards are recorded as compensation expense over the vesting period. Amounts related to units granted to employees who are eligible to retire are expensed at the time of grant. Subsequent changes in the fair value of the liability are recorded in compensation expense in the period in which they arise.
Mid-term
incentive plan units granted during the years ended October 31, 2025 and 2024 totalled 5.8 million and 6.7 million, respectively.
The weighted-average fair value of the units granted during the years ended October 31, 2025 and 2024 was $132.73 and $111.66, respectively, and we recorded employee compensation expense of $1,525 million and $1,037 million, respectively. We hedge the impact of the change in market value of our common shares by entering into total return swaps. We also enter into foreign currency forwards to manage the impact of foreign exchange translation from grants in our U.S. businesses. Gains on total return swaps and foreign currency forwards recognized for the years ended October 31, 2025 and 2024 were $672 million and $178 million, respectively, resulting in net employee compensation expense of $853 million and $859 million, respectively.
A total of 17.4 million and 18.4 million
mid-term
incentive plan units were outstanding as at October 31, 2025 and 2024, respectively, and the intrinsic value of those awards which had vested was $2,352 million and $1,663 million, respectively.
Deferred Incentive Plans
We offer deferred incentive plans for members of our Board of Directors, executives and key employees in Capital Markets and Wealth Management. Under these plans, fees, annual incentive payments and/or commissions can be deferred and recorded as share units of our common shares. These share units are typically either fully vested on the grant date or vest at the end of three years. The value of these share units is adjusted to reflect reinvested dividends and changes in the market value of our common shares.
Deferred incentive plan payments are paid in cash upon the participant’s departure from the bank.
Employee compensation expense for these plans is recorded in the year the fees, incentive payments and/or commissions are earned. Changes in the amount of the incentive plan payments as a result of dividends and share price movements are recorded as increases or decreases in employee compensation expense in the period of the change.
Deferred incentive plan units granted during the years ended October 31, 2025 and 2024 totalled 0.3 million and 0.3 million, respectively, and the weighted-average fair value of the units granted during the years ended October 31, 2025 and 2024 was $140.64 and $121.18, respectively.
Liabilities related to these plans totalled
$874 million and $655
million as at October 31, 2025 and 2024, respectively, and are recorded in other liabilities in our Consolidated Balance Sheet.
Employee compensation expense related to these plans for the years ended October 31, 2025 and 2024 was $262 million and $139 million, respectively. We have entered into derivative instruments to hedge our exposure related to these plans. Changes in the fair value of these derivatives are recorded in employee compensation expense in the period in which they arise. Gains on these derivatives recognized for the years ended October 31, 2025 and 2024 were $232 million and $107 million, respectively. These gains resulted in net employee compensation expense for the years ended October 31, 2025 and 2024 of $30 million and $32 million, respectively.
A total of 5.0 million and 5.1 million deferred incentive plan units were outstanding as at October 31, 2025 and 2024, respectively.